VESSELS AND EQUIPMENT, NET (Narrative) (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels for which costs have been capitalized | vessel	1
Vessel impairment charge	$ 0	$ 1,927,000
Impairment charge on reclassified assets		1,900,000
Suezmax tanker
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel	2
Product tanker
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel	2
All vessels classified under vessels and equipment
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 0	$ 0
Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessel additions	190,000,000
Cost
Property, Plant and Equipment [Line Items]
Capital improvements	500,000
Cost | Vessels and equipment
Property, Plant and Equipment [Line Items]
Capital improvements	492,000
Vessel additions	$ 190,000,000